Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Inventory Disclosure [Line Items]
Inventories	€ 392	€ 320	€ 387
Gross
Schedule of Inventory Disclosure [Line Items]
Inventories	425	353	420
Inventories write-down
Schedule of Inventory Disclosure [Line Items]
Inventories	€ (33)	€ (33)	€ (33)